Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity
The Articles of Association of CNH Industrial N.V. provide for authorized share capital of €40 million, divided into 2 billion common shares and 2 billion special voting shares, each with a per share par value of €0.01. As of December 31, 2018, the Company’s share capital was €18 million (equivalent to $25 million), fully paid-in, and consisted of 1,364,400,196 common shares (1,353,831,958 common shares outstanding, net of 10,568,238 common shares held in treasury by the Company as described in the following section) and 396,474,276 special voting shares (388,725,624 special voting shares outstanding, net of 7,748,652 special voting shares held in treasury by the Company as described in the section below).
Changes in the composition of the share capital of CNH Industrial during 2018, 2017, and 2016 are as follows:

(number of shares)	CNH Industrial N.V. Common Shares	CNH Industrial N.V. Special Voting Shares	Total CNH Industrial N.V. Shares
Total CNH Industrial N.V. shares at December 31, 2015	1,362,048,989	413,249,206	1,775,298,195
Capital increase	1,693,695	—	1,693,695
Common Stock Repurchase	(2,111,781)	—	(2,111,781)
Retirement of special voting shares	—	(981,003)	(981,003)
Total CNH Industrial N.V. shares at December 31, 2016	1,361,630,903	412,268,203	1,773,899,106
Capital increase	5,271,344	—	5,271,344
Common stock repurchases	(3,309,741)	—	(3,309,741)
Retirement of special voting shares	—	(23,361,513)	(23,361,513)
Total CNH Industrial N.V. shares at December 31, 2017	1,363,592,506	388,906,690	1,752,499,196
Capital increase	2,741,322	—	2,741,322
Common stock repurchases	(12,501,870)	—	(12,501,870)
Retirement of special voting shares	—	(181,066)	(181,066)
Total CNH Industrial N.V. shares at December 31, 2018	1,353,831,958	388,725,624	1,742,557,582

During the year ended December 31, 2018 and 2017, 0.2 million and 23 million special voting shares, respectively, were acquired by the Company following the de-registration of the corresponding number of qualifying common shares from the Loyalty Register, net of transfer and allocation of special voting shares in accordance with the Special Voting Shares – Terms and Conditions. On September 15, 2017, the Company canceled 78,000,000 special voting shares held in treasury, consequently, the total amount of issued special voting shares was reduced from 474,474,276 to 396,474,276.
Furthermore, during the years ended December 31, 2018 and 2017, the Company delivered 2.7 million and 5.3 million common shares, respectively, under the Company’s stock compensation plan, primarily due to the vesting or exercise of share-based awards. See “Note 17: Share Based Compensation” for further discussion.
Special Voting Shares
In order to reward long-term ownership of the Company’s common shares and promote stability of its shareholder base, the Articles of Association of CNH Industrial N.V. provide for a loyalty voting structure that grants eligible long-term shareholders the equivalent of two votes for each CNH Industrial N.V. common share that they hold through the issuance of special voting shares.
A shareholder may at any time elect to participate in the loyalty voting structure by requesting the registration of all or some of the common shares held by such shareholder in a separate register (the “Loyalty Register”) of the Company. If such common shares have been registered in the Loyalty Register for an uninterrupted period of three years in the name of the same shareholder, such shares will become “Qualifying Common Shares” and the relevant shareholder will be entitled to receive one special voting share for each such Qualifying Common Share.
CNH Industrial N.V. issued special voting shares with a nominal value of €0.01 each to those eligible shareholders who elected to receive such special voting shares upon completion of the merger of Fiat Industrial and of CNH Global respectively with and into CNH Industrial N.V.
The electing shareholders are not required to pay any amount to the Company in connection with the allocation of the special voting shares.
The common shares are freely transferable, while, special voting shares are transferable exclusively in limited circumstances and they are not listed on the NYSE or the MTA. In particular, at any time, a holder of common shares that are Qualifying Common Shares who wants to transfer such common shares other than in limited specified circumstances (e.g., transfers to affiliates or relatives through succession, donation or other transfers) must request a de-registration of such Qualifying Common Shares from the Loyalty Register. After de-registration from the Loyalty Register, such common shares no longer qualify as Qualifying Common Shares and, as a result, the holder of such common shares is required to transfer the special voting shares associated with the transferred common shares to the Company for no consideration.
The special voting shares have minimal economic entitlements as the purpose of the special voting shares is to grant long-term shareholders with an extra voting right by means of granting an additional special voting share, without granting such shareholders with any additional economic rights. However, as a matter of Dutch law, such special voting shares cannot be fully excluded from economic entitlements. Therefore, the Articles of Association provide that only a minimal dividend accrues to the special voting shares, which is not distributed, but allocated to a separate special dividend reserve. The impact of this special voting dividend reserve on the earnings per share of the common shares is not material.
Treasury Shares
Consistent with previous AGMs, at the AGM held on April 13, 2018, shareholders renewed the authority granted to the Board of Directors to acquire common shares in the capital of the Company through stock exchange trading or otherwise to a maximum of up to 10% of the issued common shares as of April 13, 2018, for a period of 18 months from the date of the AGM and, therefore, expiring on October 12, 2019, subject to certain maximum and minimum price requirements.
Implementing such resolution on April 27, 2018, the Company announced its new buy-back program to repurchase up to $700 million in common shares.
At the 2019 Annual General Meeting of Shareholders, the Board of Directors intends to recommend to the Company’s shareholders the renewal of the authorization to repurchase up to a maximum of 10% of the Company’s issued common shares.
During the year ended December 31, 2018, the Company repurchased 12.5 million shares of its common stock on the MTA and on multilateral trading facilities ("MTFs") under the buy-back program at an aggregate cost of $156 million. As of December 31, 2018, the Company held 10.6 million common shares in treasury, net of transfers of common shares to fulfill its obligations under its stock compensation plans, at an aggregate cost of $130 million. Depending on market and business conditions and other factors, the Company may continue or suspend purchasing its common stock at any time without notice. During the year ended December 31, 2018, the Company acquired approximately 0.2 million special voting shares following the de-registration of qualifying common shares from the Loyalty Register, net of the transfer and allocation of special voting shares to those shareholders whose qualifying common shares became eligible to receive special voting shares after the uninterrupted three-year registration period in the Loyalty Register. As of December 31, 2018, the Company held 7.7 million special voting shares in treasury.
Dividend
On March 1, 2019, the Board of Directors of CNH Industrial N.V. recommended and proposed to the Company’s shareholders that the Company declare a dividend of €0.18 per common share, totaling approximately €244 million (equivalent to approximately $277 million, translated at the exchange rate reported by the European Central Bank on February 27, 2019). The proposal is subject to the approval of the Company’s shareholders at the AGM to be held on April 12, 2019.
At the AGM held by CNH Industrial on April 13, 2018, shareholders approved the payment of a dividend of €0.14 per common share. The dividend was paid in May 2018 for a total amount of €190 million ($235 million). The Company shall only have power to make distributions to shareholders and other persons entitled to distributable profits to the extent the Company’s equity exceeds the sum of the paid-up portion of the share capital and the reserves that must be maintained in accordance with provision of law. No distribution of profits may be made to the Company itself for shares that the Company holds in its own share capital.